SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH DECEMBER 2001

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


12-03   CEE       800      11.4000      14.06 	     Weeden & Co
12-04	  " "       600      11.5650      14.27             " "
12-05   " "       900      11.7100      14.38             " "
12-06   " "      2000      11.7150      14.44 		    " "
12-07   " "       700      11.5500      14.34             " "
12-10	  " "      2000      11.5450      14.17 	   	    " "
12-11   " "       400      11.4500      14.14             " "
12-13	  " "      2000      11.5425      14.01  	   	    " "
12-17   " "      2200      11.4609      14.04             " "
12-18	  " "      1700      11.4900      14.26             " "
12-19   " "      1100      11.5636      14.28             " "
12-20   " "      2200      11.4636      14.23 		    " "
12-21   " "      2100      11.5524      14.15 		    " "
12-24   " "      2700      11.5722      14.10 		    " "
12-26   " "      2700      11.6278      14.11 		    " "
12-27   " "      2500      11.6480      14.02 		    " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          01/02/02